CONGRESS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2022 (Unaudited)

Shares			Value
COMMON STOCKS: 92.2%
Aerospace & Defense: 1.2%
70,000		Vectrus, Inc. [1]	$3,220,700

Banks: 2.4%
135,000		Ameris Bancorp	6,656,850

Building Products: 4.2%
270,000		PGT Innovations, Inc. [1]	5,127,300
55,000		Simpson Manufacturing Co., Inc.	6,203,450
			11,330,750
Capital Markets: 2.0%
65,000		Cohen & Steers, Inc.	5,429,450

Chemicals: 2.4%
45,000		Balchem Corp.	6,612,300

Construction & Engineering: 2.6%
11,788		Comfort Systems USA, Inc.	1,058,326
28,000		Valmont Industries, Inc.	6,082,440
			7,140,766
Electrical Equipment: 4.7%
560,000		GrafTech International Ltd.	5,868,800
75,000		Vicor Corp. [1]	7,074,750
			12,943,550
Electronic Equipment, Instruments & Components: 2.3%
45,000		Novanta, Inc. [1]	6,214,500

Equity Real Estate Investment Trusts: 1.7%
23,000		EastGroup Properties, Inc.	4,597,930

Food Products: 2.3%
175,000		The Simply Good Foods Co. [1]	6,165,250

Health Care Equipment & Supplies: 12.3%
50,000		CONMED Corp.	6,879,000
95,000		Inari Medical, Inc. [1]	6,988,200
85,000		Integer Holdings Corp. [1]	6,664,850
245,000		Lantheus Holdings, Inc. [1]	6,225,450
185,000		Neogen Corp. [1]	6,746,950
			33,504,450
Health Care Providers & Services: 4.9%
70,000		AMN Healthcare Services, Inc. [1]	7,093,800
155,000		Progyny, Inc. [1]	6,277,500
			13,371,300
Health Care Technology: 2.2%
40,000		Omnicell, Inc. [1]	6,005,600

Household Durables: 2.7%
110,000		Skyline Champion Corp. [1]	7,407,400

Internet & Direct Marketing Retail: 0.6%
93,896		1-800-Flowers.com, Inc. - Class A [1]	1,599,049

IT Services: 5.2%
70,000		Perficient, Inc. [1]	7,337,400
80,000		WNS Holdings Ltd. - ADR [1]	6,732,800
			14,070,200
Leisure Products: 2.5%
300,000		Clarus Corp.	6,759,000

Life Sciences Tools & Services: 2.6%
40,000		Medpace Holdings, Inc. [1]	7,098,400

Machinery: 2.3%
150,000		The Shyft Group, Inc.	6,291,000

Media: 2.6%
85,000		TechTarget, Inc. [1]	7,049,900

Personal Products: 2.5%
230,000		e.l.f Beauty, Inc. [1]	6,798,800

Pharmaceuticals: 2.5%
225,000		Supernus Pharmaceuticals, Inc. [1]	6,941,250

Professional Services: 4.9%
47,000		FTI Consulting, Inc. [1]	6,853,070
70,000		ICF International, Inc.	6,607,300
			13,460,370
Semiconductors & Semiconductor Equipment: 6.3%
75,000		Onto Innovation, Inc. [1]	6,865,500
85,000		Power Integrations, Inc.	6,860,350
65,576		Ultra Clean Holdings, Inc. [1]	3,306,342
			17,032,192
Software: 7.4%
295,000		American Software, Inc. - Class B	6,782,050
105,000		Cerence, Inc. [1]	6,666,450
53,000		Qualys, Inc. [1]	6,791,420
			20,239,920
Specialty Retail: 2.3%
68,000		Boot Barn Holdings, Inc. [1]	6,253,960

Technology Hardware, Storage & Peripherals: 2.6%
225,000		Avid Technology, Inc. [1]	7,056,000

TOTAL COMMON STOCKS
(Cost $230,205,547)			251,250,837

SHORT-TERM INVESTMENTS: 6.1%
Money Market Funds: 6.1%
16,626,266		First American Treasury Obligations Fund - Institutional Class, 0.010% [2]	16,626,266
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,626,266)			16,626,266

TOTAL INVESTMENTS IN SECURITIES: 98.3%
(Cost $246,831,813)			267,877,103
Other Assets in Excess of Liabilities: 1.7%			4,666,578
TOTAL NET ASSETS: 100.0%			$272,543,681

	ADR – American Depositary Receipt
	[1]	Non-income producing security.
	[2]	Annualized seven-day effective yield as of January 31, 2022.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Small Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Congress Small Cap Growth Fund
Summary of Fair Value Exposure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$251,250,837	$-	$-	$251,250,837
Short-Term Investments	16,626,266	-	-	16,626,266
Total Investments in Securities	$267,877,103	$-	$-	$267,877,103